UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended:  June 30, 2009

           Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                  Name:  W.R. Huff Asset Management Co., L.L.C.

   Address: 1776 On The Green, 67 Park Place, 9th Floor, Morristown, NJ 07960
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                         Form 13F File Number: 28-10831
                        ---------------------------------


         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Edward T. Dartley
         -----------------------

Title:   Counsel
         -----------------------

Phone:   (973) 984-1233
         -----------------------

Signature, Place, and Date of Signing:

/s/ Edward T. Dartley                   Morristown, NJ            08/14/2009
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   31
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Form 13F Information Table Value Total:   $285,002  (thousands)
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List of Other Included Managers:          None

                           FORM 13F INFORMATION TABLE
                                  June 30, 2009


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Column 1                     Column 2           Column 3     Column 4   Column 5             Column 6   Column 7      Column 8

                             Title of                         Value     Shares or SH/ Put/  Investment  Other       Voting Authority
Name of Issuer                Class             CUSIP        (x$1000)   Prin. Amt.PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
AT&T INC                      Com               00206R102        596      24,000  SH         SOLE               24,000
APPLE INC                     Com               037833100        248       1,740  SH         SOLE                1,740
ARCH COAL INC                 Com               039380100      3,093     201,250  SH         SOLE              201,250
BHP BILLITON LTD              SPONSORED ADR     088606108      2,449      44,750  SH         SOLE               44,750
BRISTOL MYERS SQUIBB CO       Com               110122108        201       9,885  SH         SOLE                9,885
CKX INC                       Com               12562M106     99,194  13,951,313  SH         SOLE           13,951,313
CHEVRON CORP NEW              Com               166764100        265       4,000  SH         SOLE                4,000
CLEAR CHANNEL OUTDOOR HLDGS   CL A              18451C109        102      19,200  SH         SOLE               19,200
COMCAST CORP NEW              CL A              20030N101     11,163     771,984  SH         SOLE              771,984
DENBURY RES INC               Com New           247916208        737      50,000  SH         SOLE               50,000
DOMTAR CORP                   Com New           257559203      1,771     106,818  SH         SOLE              106,818
FOREST OIL CORP               Com Par $0.01     346091705        463      31,020  SH         SOLE               31,020
FREEPORT-MCMORAN COPPER & GO  Com               35671D857      2,055      41,000  SH         SOLE               41,000
HESS CORP                     Com               42809H107        378       7,030  SH         SOLE                7,030
HEWLETT PACKARD CO            Com               428236103        446      11,530  SH         SOLE               11,530
IMPERIAL OIL LTD              Com New           453038408        865      22,500  SH         SOLE               22,500
KRAFT FOODS INC               CL A              50075N104      1,377      54,342  SH         SOLE               54,342
MERCER INTL INC               Com               588056101      1,680   2,948,177  SH         SOLE            2,948,177
NEENAH PAPER INC              Com               640079109        248      28,137  SH         SOLE               28,137
OCCIDENTAL PETE CORP DEL      Com               674599105        230       3,500  SH         SOLE                3,500
PEABODY ENERGY CORP           Com               704549104      2,461      81,600  SH         SOLE               81,600
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR     71654V408      1,859      45,365  SH         SOLE               45,365
RENTRAK CORP                  Com               760174102     15,879     966,487  SH         SOLE              966,487
TIME WARNER CABLE INC         Com               88732J207    129,400   4,085,875  SH         SOLE            4,085,875
VALE S A                      ADR               91912E105      1,416      80,290  SH         SOLE               80,290
VALERO ENERGY CORP NEW        Com               91913Y100      3,520     208,412  SH         SOLE              208,412
VERIZON COMMUNICATIONS INC    Com               92343V104        393      12,800  SH         SOLE               12,800
VIRGIN MEDIA INC              Com               92769L101        484      51,773  SH         SOLE               51,773
WAL MART STORES INC           Com               931142103        725      14,975  SH         SOLE               14,975
WHITING PETE CORP NEW         Com               966387102      1,090      31,000  SH         SOLE               31,000
ZOLTEK COS INS                Com               98975W104        214      22,000  SH         SOLE               22,000




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This report includes  holdings of certain  separately  managed  accounts of W.R.
Huff Asset Management Co., L.L.C. and of certain other limited liability companies and of limited partnerships affiliated with Huff Asset Management. William R. Huff possesses sole power to vote and direct the disposition of all securities held in such separately managed accounts of Huff Asset Management and of such other limited liability companies and limited partnerships affiliated with Huff Asset Management. This report does not include direct or indirect personal holdings, if any, of William R. Huff.